Subsequent Events (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended		1 Months Ended		7 Months Ended	0 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014 Forecast [Member] Midland, Glasscock, Reagan, and Upton Counties [Member] acre	May 21, 2013 Common Stock [Member]	Oct. 17, 2012 Common Stock [Member]	Feb. 28, 2014 Common Stock [Member]	Aug. 31, 2013 Common Stock [Member]	Jul. 31, 2013 Common Stock [Member]	Jul. 25, 2014 Common Stock [Member] Subsequent Event [Member]	Jul. 25, 2014 Common Stock [Member] Subsequent Event [Member]	Jul. 25, 2014 Over-Allotment Option [Member] Common Stock [Member] Subsequent Event [Member]	Aug. 06, 2014 Revolving Credit Facility [Member] Wells Fargo [Member] Viper Energy Partners LP [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to acquire leasehold interests	$ 312,207,000	$ 0	$ 312,207,000	$ 6,192,000	$ 177,343,000	$ 11,707,000	$ 0	$ 538,000,000
Acres of oil and gas property, working interest, gross								16,773
Acres of oil and gas property, working interest, net								13,136
Percent of working interest								78.00%
Percent of net revenue interest								75.10%
Shares issued upon public offering									5,175,000	14,375,000	3,450,000	4,600,000	5,175,000	5,750,000		750,000
Stock price per share at public offering (in dollars per share)									$ 29.25		$ 62.67	$ 40.25			$ 87.00
Net proceeds received from public offering									144,400,000	234,100,000	208,400,000	177,500,000	144,439,000	484,900,000
Outstanding borrowings																	$ 50,000,000